Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 135,354	$ 150,355	$ 161,283
Ceded interest credited to contractholder funds	(5,468)	(6,032)	(6,855)
Interest credited to contractholder funds, net of reinsurance	129,911	144,340	154,447
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	25	17	19
Ceded interest credited to contractholder funds	$ (5,468)	$ (6,032)	$ (6,855)